SUBSEQUENT EVENTS (Details Narrative) - USD ($)					3 Months Ended	12 Months Ended
	Jun. 28, 2023	Mar. 22, 2023	Feb. 23, 2023	Feb. 17, 2023	May 31, 2023	Feb. 28, 2023	Feb. 28, 2022
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				11,000,000			2,400,000
Stock Issued During Period, Value, Acquisitions
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Acquisitions						$ 260,898
Shares issued for pending acquisition, shares						26,089,758
Number of shares issued for services						250,000	475,000
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Milestones description					(i) an additional 2.5% of the issued and outstanding SPEV Common Stock upon the completion of either (a) the conversion of 75 existing connection points to Level 2 or greater or the (b) installation of 75 new connection points to revenue producing stations in the first 12 months or some combination of the two yielding 75 units, (ii) an additional 2.5% of the of the issued and outstanding SPEV Common Stock upon (a) the application for $10M in grants and/or the (b) the award of $1.0 million in grants in the first 18 months; (iii) an additional 2.5% of the issued and outstanding SPEV common stock outstanding upon the completion of acquisitions in the first 24 months generating no less than $3.0 million in gross revenues and (iv) an additional 500,000 shares of SPEV common stock upon acquiring or hiring the following key personnel in the first six months after the effective date of the merger: (a) three or more qualified Board members and (b) at least three of the following four individuals having the following qualifications: one sales/marketing person, one grant writer/Government relations person, one technician/maintenance person and one software programmer/engineer.
Chief Executive Officer [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction					11,000,000
Number of shares issued for services			26,089,758		26,089,758
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Acquisitions		$ 660,000
Shares issued for pending acquisition, shares		2,000,000
Milestones description		(i) an additional 2.5% of the issued and outstanding SPEV Common Stock upon the completion of either (a) the conversion of 75 existing connection points to Level 2 or greater or the (b) installation of 75 new connection points to revenue producing stations in the first 12 months or some combination of the two yielding 75 units, (ii) an additional 2.5% of the of the issued and outstanding SPEV Common Stock upon (a) the application for $10M in grants and/or the (b) the award of $1.0 million in grants in the first 18 months; (iii) an additional 2.5% of the issued and outstanding SPEV common stock outstanding upon the completion of acquisitions in the first 24 months generating no less than $3.0 million in gross revenues and (iv) an additional 500,000 shares of SPEV common stock upon acquiring or hiring the following key personnel in the first six months after the effective date of the merger: (a) three or more qualified Board members and (b) at least three of the following four individuals having the following qualifications: one sales/marketing person, one grant writer/Government relations person, one technician/maintenance person and one software programmer/engineer.
Debt, Current		$ 1,400,000
Subsequent Event [Member] | Common Stock [Member] | Unrelated Third Party One [Member]
Subsequent Event [Line Items]
Number of shares issued for services	1,043,572
Subsequent Event [Member] | Common Stock [Member] | Unrelated Third Party Two [Member]
Subsequent Event [Line Items]
Number of shares issued for services	474,351
Subsequent Event [Member] | Common Stock [Member] | Unrelated Third Party Three [Member]
Subsequent Event [Line Items]
Number of shares issued for services	237,175
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Repayment of loan		10,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Repayment of loan		2,000
Subsequent Event [Member] | Maximum [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Repayment of loan		$ 10,000
Subsequent Event [Member] | Merger [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		11,000,000
Subsequent Event [Member] | Merger Agreement With Shorepower [Member]
Subsequent Event [Line Items]
Percentage of voting interests acquired		55.00%